GUIDESTONE FUNDS
Supplement dated February 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Growth Equity Fund, International Equity Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES
TO THE LOW-DURATION BOND FUND, MEDIUM-DURATION BOND FUND, GLOBAL BOND FUND AND IMPACT BOND FUND
Effective on or about March 1, 2026, certain changes to the Principal Investment Strategies will be effective as detailed below.
Under the heading “Principal Investment Strategies” for the Low-Duration Bond Fund, beginning on page 75, the third bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody’s or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
Under the heading “Principal Investment Strategies” for the Medium-Duration Bond Fund, beginning on page 81, the third bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “Baa” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
Under the heading “Principal Investment Strategies” for the Global Bond Fund, beginning on page 87, the fifth bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody’s or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
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Under the heading “Principal Investment Strategies” for the Impact Bond Fund, beginning on page 112, the fifth bullet point is deleted in its entirety and replaced with the following:
●
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 5% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
II.  PORTFOLIO MANAGER UPDATES FOR THE STRATEGIC ALTERNATIVES FUND, INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND
Effective January 1, 2026, Laura Serban, Ph.D., Principal of AQR Capital Management, LLC (“AQR”) began serving as a portfolio manager to the firm’s assigned portion of each of the Strategic Alternatives Fund (“SAF”), International Equity Fund (“IEF”) and Emerging Markets Equity Fund (“EMEF”). In addition, Andrea Frazzini, Ph.D., Principal of AQR, no longer serves as a portfolio manager to the SAF, IEF and EMEF. All references to Dr. Frazzini are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers" for the SAF, on page 101, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since May 2021
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since January 2022
John J. Huss Principal	Since May 2021
Laura Serban, Ph.D. Principal	Since January 2026
Under the heading “Sub-Advisers” for the SAF, on page 219, the disclosure for AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2025, AQR had approximately $187.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Strategic Alternatives Fund are Clifford S. Asness, Ph.D., Michele L. Aghassi, Ph.D., John J. Huss and Laura Serban, Ph.D. Dr. Asness is the Managing and Founding Principal of AQR, and Doctors Aghassi and Serban and Mr. Huss are each a Principal of AQR. Dr. Asness has been at AQR since the firm’s inception in 1998, Dr. Aghassi has been at AQR since 2005, Mr. Huss has been at AQR since he rejoined the firm in 2013 and Dr. Serban has been at AQR since 2011.

In the section “Sub-Advisers and Portfolio Managers” for the IEF, on page 172, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since March 2008
John J. Huss Principal	Since January 2022
John M. Liew, Ph.D. Founding Principal	Since March 2008
Laura Serban, Ph.D. Principal	Since January 2026
Under the heading “Sub-Advisers” for the IEF, on page 226, the disclosure for AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998 and provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2025, AQR had approximately $187.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the International Equity Fund are Clifford S. Asness, Ph.D., John M. Liew, Ph.D., John J. Huss and Laura Serban, Ph.D. Dr. Asness is the Managing and Founding Principal of AQR. Dr. Liew is a Founding Principal of AQR. Mr. Huss and Dr. Serban are each Principals of AQR. Doctors Asness and Liew have been at AQR since the firm’s inception in 1998, Mr. Huss has been at AQR since he rejoined the firm in 2013 and Dr. Serban has been at AQR since 2011.
In the section “Sub-Advisers and Portfolio Managers” for the EMEF, on page 180, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since March 2016
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since January 2022
John J. Huss Principal	Since January 2022
Laura Serban, Ph.D. Principal	Since January 2026
Under the heading “Sub-Advisers” for the EMEF, on page 227, the disclosure for AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), One Greenwich Plaza, Suite 130, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998 and provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on investments and apply them in a systematic process. As of December 31, 2025, AQR had approximately $187.3 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the Emerging Markets Equity Fund are Clifford S. Asness, Ph.D., Michele L. Aghassi, Ph.D., John J. Huss and Laura Serban, Ph.D. Dr. Asness is the Managing and Founding Principal of AQR, and Doctors Aghassi and Serban and Mr. Huss are each a Principal of AQR. Dr. Asness has been at AQR since the firm’s inception in 1998, Dr. Aghassi has been at AQR since 2005, Mr. Huss has been at AQR since he rejoined the firm in 2013 and Dr. Serban has been at AQR since 2011.
III.  FEES AND EXPENSES CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Under the heading “Fees and Expenses” for the DMSF, on page 103, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.58%	0.58%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.64%	0.91%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the DMSF, on page 103, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$65	$93
3 Years	$205	$290
5 Years	$357	$504
10 Years	$798	$1,120
IV.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Effective March 31, 2026, or as soon as practicable thereafter, the Principal Investment Strategies and the Principal Investment Risks of the Defensive Market Strategies Fund (“DMSF”) are being amended. Upon effectiveness, the Principal Investment Strategies are updated to add a Hedged Equity Strategy and modify the Options Equity Strategy. Upon effectiveness, the changes to the Principal Investment Strategies are detailed below.
In addition, upon effectiveness, all references to the Convertible Bond Strategy are deleted in their entirety, and under the heading “Principal Investment Risks” for the DMSF, beginning on page 105, the Convertible Securities Risk disclosure is deleted in its entirety.
Under the heading “Principal Investment Strategies” for the DMSF, beginning on page 104, the second bullet point is deleted in its entirety and replaced with the following:
●
The principal strategies, and the range of assets that will generally be allocated to each, are as follows:
Principal Strategy	Range of Assets
Hedged Equity	20%-80%
Long Only Equity	0%-35%
Long-Short Equity	0%-35%
Options Equity	0%-70%

Under the heading “Principal Investment Strategies” for the DMSF, beginning on page 104, under the fourth bullet point, the sub-bullet point for the Hedged Equity Strategy is added in alphabetical order, and the sub-bullet point for the Options Equity Strategy is deleted in its entirety and replaced with the disclosure below.
●
The Hedged Equity Strategy typically combines long equity investments with complementary hedging positions to participate in stock market gains while mitigating downside risk and volatility. The strategy’s core long component invests in equity securities and related instruments to seek capital appreciation and income, while a defensive hedging component employs short positions and derivative instruments such as options, futures or swaps to offset potential losses during market downturns and help offset the cost of the underlying hedges. By maintaining these concurrent long and hedged exposures, the strategy strives to reduce volatility and limit drawdowns relative to a traditional long-only equity approach. Overall, the strategy emphasizes prudent risk control and downside protection, aiming for a more stable return profile compared to an unhedged equity portfolio.
●
The Options Equity Strategy seeks to deliver equity-like returns with lower volatility than the broader U.S. equity markets by combining long-dated call options and short-term put writing on equity indexes such as the S&P 500® Index. The strategy involves purchasing long-dated, cash-settled call options to capture upside market participation, while writing short-term, cash-settled put options to generate premium income. All written options are fully collateralized with a portfolio of U.S. Treasury Bills, Notes or other government securities, ensuring no leverage is employed. When the Fund writes a put option, it receives a premium and agrees to pay the option holder the difference between the strike price and the index level if the index falls below the strike. When the Fund purchases a call option, it gains the right to benefit from index appreciation above the strike price, with losses limited to the premium paid. Options are considered “out of the money” when the strike price is less favorable than the current index level, and such options typically expire without being exercised. The Fund seeks to profit from selling these out-of-the-money options based on market-implied probabilities of expiration. By combining these strategies, the Fund aims to construct a convex return profile that participates in rising markets while mitigating downside risk.
V.  SUB-ADVISER CHANGES FOR THE DEFENSIVE MARKET STRATEGIES® FUND
Effective March 31, 2026, or as soon as practicable thereafter, J.P. Morgan Investment Management Inc. (“JPMIM”) will become a new sub-adviser to the DMSF.  Prior to the time in which JPMIM will become a new sub-adviser to the DMSF, Shenkman Capital Management, Inc. (“Shenkman”) and Wellington Management Company, LLP (“Wellington”) will no longer serve as sub-advisers to the DMSF. Upon effectiveness, with respect to the DMSF, all references to Shenkman and Wellington will be deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the DMSF, on page 110, the following disclosure is added in alphabetical order.

J.P. Morgan Investment Management Inc.
Matthew Bensen Executive Director	Since March 2026
Judy Jansen Executive Director	Since March 2026
Hamilton Reiner Managing Director and Chief Investment Officer of U.S. Core Equity	Since March 2026
Raffaele Zingone Managing Director	Since March 2026
Under the heading “Sub-Advisers” for the DMSF, beginning on page 220, the disclosure for JPMIM is added in alphabetical order:
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J.P. Morgan Investment Management Inc. (“JPMIM”), 270 Park Avenue, New York, New York 10017: JPMIM was established in 1984 and is registered with the SEC as an investment adviser. As of December 31, 2025, the firm had assets under management of approximately $4.1 trillion in equities and fixed income securities. JPMIM uses a team approach to manage the assigned portion of the Defensive Market Strategies Fund. The investment team includes Hamilton Reiner, Managing Director and Chief Investment Officer of U.S. Core Equity, Raffaele Zingone, Managing Director, Matthew Bensen, Executive Director, and Judy Jansen, Executive Director. Messrs. Hamilton, Zingone and Bensen and Ms. Jansen have each served more than five years with JPMIM.
VI.  PORTFOLIO MANAGER UPDATES FOR THE GROWTH EQUITY FUND
Effective January 31, 2026, Benjamin H. Betcher, CFA, Senior Portfolio Manager and Research Analyst of Sands Capital Management, LLC (“Sands”), began serving as a portfolio manager to the firm’s assigned portion of the Growth Equity Fund (“GEF”). In addition, Frank M. Sands, CFA, Chief Executive Officer and Chief Investment Officer of Sands, no longer serves as a portfolio manager to the GEF. Upon effectiveness, all references to Mr. Sands are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 155, the disclosure for Sands is deleted in its entirety and replaced with the following:

Sands Capital Management, LLC
Benjamin H. Betcher, CFA Senior Portfolio Manager and Research Analyst	Since January 2026
Wesley A. Johnston, CFA Senior Portfolio Manager and Research Analyst	Since January 2016
Thomas H. Trentman, CFA Senior Portfolio Manager and Research Analyst	Since November 2017
Under the heading “Sub-Advisers” for the GEF, on page 224, the disclosure for Sands is deleted in its entirety and replaced with the following:
Sands Capital Management, LLC (“Sands”), 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209: Sands has been managing assets since being founded in 1992. Sands had approximately $44.3 billion in discretionary assets under management as of December 31, 2025. The firm manages assets utilizing growth equity strategies. The investment team includes Benjamin H. Betcher, CFA, Senior Portfolio Manager and Research Analyst, Wesley A. Johnston, CFA, Senior Portfolio Manager and Research Analyst, and Thomas H. Trentman, CFA, Senior Portfolio Manager and Research Analyst. Mr. Betcher joined Sands in 2021, Mr. Johnston joined Sands in 2004 and Mr. Trentman joined Sands in 2005.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS
Supplement dated February 27, 2026
to
Statement of Additional Information for the MyDestination 2065 Fund (“SAI”) dated December 31, 2025
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
On February 14, 2026, Grady R. Hazel, Independent Director, passed away and went to be with the Lord. Thankful for Mr. Hazel’s 14 years of faithful service to each series of GuideStone Funds and their shareholders. All references to Mr. Hazel are deleted in their entirety.
The section entitled The Board of Directors, on page 52, is deleted in its entirety and replaced with the following:
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of eight individuals, one of whom is considered an “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone Financial Resources and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Directors”).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated February 27, 2026
to
Statement of Additional Information (“SAI”) dated May 1, 2025
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
On February 14, 2026, Grady R. Hazel, Independent Director, passed away and went to be with the Lord. Thankful for Mr. Hazel’s 14 years of faithful service to each series of GuideStone Funds and their shareholders. All references to Mr. Hazel are deleted in their entirety.
The section entitled The Board of Directors, on page 58, is deleted in its entirety and replaced with the following:
The Board of Directors. The primary responsibility of the Board of Directors is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Director. The Board is comprised of eight individuals, one of whom is considered an “interested” Director as defined by the 1940 Act due to his positions with the Trust, the Adviser, GuideStone Financial Resources and GuideStone Investment Services. The remaining Directors are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Directors”).
II.  SUB-ADVISER CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Effective March 31, 2026, or as soon as practicable thereafter, J.P. Morgan Investment Management Inc. (“JPMIM”) will become a new sub-adviser to the Defensive Market Strategies® Fund (“DMSF”). Prior to the time in which JPMIM will become a new sub-adviser to the DMSF, Shenkman Capital Management, Inc. (“Shenkman”) and Wellington Management Company, LLP (“Wellington”) will no longer serve as sub-advisers to the DMSF. Upon effectiveness, with respect to the DMSF, all references to Shenkman and Wellington will be deleted in their entirety. In addition, the following changes will be made:
In the section disclosing Control Persons of Sub-Advisers for the DMSF, beginning on page 74, the following paragraph is added in alphabetical order:
J.P. Morgan Investment Management Inc. (“JPMIM”), 270 Park Avenue, New York, NY 10017: JPMIM is registered with the SEC as an investment adviser. JPMorgan Asset Management Holdings Inc. is a subsidiary of JPMorgan Chase & Co. (“JPMC”), a bank holding company, which provides discretionary investment services to institutional clients, and owns all of the common stock of JPMIM. JPMC is a publicly traded corporation listed on the New York and London stock exchanges (ticker: JPM).
In the section disclosing Portfolio Manager Compensation, the disclosure pertaining to JPMIM, beginning on page 99, is deleted in its entirety and replaced with the following:
J.P. Morgan Investment Management Inc. (“JPMIM”). JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around
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client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM portfolio managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on total compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for portfolio managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:
●
Investment performance, generally weighted more to the long-term, with specific consideration for portfolio managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the portfolio managers success in tracking such index;
●
The scale and complexity of their investment responsibilities;
●
Individual contribution relative to the client’s risk and return objectives;
●
Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
●
Adherence with JPMIM’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMIM Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual portfolio manager. Feedback from JPMIM’s risk and control professionals is considered in assessing performance and compensation.
Portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMIM’s MIP. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the portfolio manager’s pay with that of the client’s experience/return.
For portfolio managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the portfolio manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the portfolio manager manages, as determined by the employee’s respective manager and reviewed by senior management.).
In addition, named portfolio managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
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To hold individuals responsible for taking risks inconsistent with JPMIM’s risk appetite and to discourage future imprudent behavior, the firm policies and procedures that enable prompt and proportionate actions with respect to holding accountable individuals, including:
●
Reducing or altogether eliminating annual incentive compensation;
●
Canceling unvested awards (in full or in part);
●
Clawback/recovery of previously paid compensation (cash and/or equity);
●
Demotion, negative performance rating or other appropriate employment actions; and
●
Termination of employment.
The precise actions the firm takes with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMIM.
In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMIM uses the following index as a benchmark to evaluate the performance of a portfolio manager. For the Defensive Market Strategies Fund, the benchmark used to evaluate portfolio manager performance is 50% S&P 500® Index / 50% Bloomberg US Treasury Bills: 1-3 Months Index, and for the Growth Equity Fund, the benchmark used to evaluate portfolio manager performance is the Russell 1000® Growth Index.
III.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective January 1, 2026, Laura Serban, Ph.D., Principal of AQR Capital Management, LLC (“AQR”), began serving as a portfolio manager to the firm’s assigned portion of each of the Strategic Alternatives Fund (“SAF”), International Equity Fund (“IEF”) and Emerging Markets Equity Fund (“EMEF”). In addition, Andrea Frazzini, Ph.D., Principal of AQR, no longer serves as a portfolio manager to each of the SAF, IEF and EMEF. Upon effectiveness, all references to Dr. Frazzini are deleted in their entirety.
Effective January 31, 2026, Benjamin H. Betcher, CFA, Senior Portfolio Manager and Research Analyst of Sands Capital Management, LLC (“Sands”), began serving as a portfolio manager to the firm’s assigned portion of the Growth Equity Fund (“GEF”). In addition, Frank M. Sands, CFA, Chief Executive Officer and Chief Investment Officer of Sands, no longer serves as a portfolio manager to the GEF. Upon effectiveness, all references to Mr. Sands are deleted in their entirety.
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The Other Accounts Managed table, beginning on page 81, is amended as follows to incorporate portfolio manager updates for AQR, JPMIM and Sands. The information is current as of December 31, 2025, unless indicated otherwise.

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
AQR Capital Management, LLC
Michele L. Aghassi, Ph.D.	18	$17,928	81	$35,700	126	$82,272	1	$162	18	$16,778	18	$11,791
Clifford S. Asness, Ph.D.	25	$27,074	82	$35,517	1	$97,000	N/A	N/A	41	$16,989	N/A	N/A
John J. Huss	34	$28,796	163	$70,217	127	$82,369	1	$162	59	$33,767	18	$11,791
John M. Liew, Ph.D.	14	$8,627	82	$35,517	1	$97,000	N/A	N/A	41	$16,989	N/A	N/A
Laura Serban, Ph.D.	15	$17,753	81	$35,700	126	$82,272	1	$162	18	$16,778	18	$11,791
J.P. Morgan Investment Management Inc.
Matthew Bensen	14	$114,847	12	$5,589	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Giri Devulapally, CFA	12	$137,790	7	$33,662	317	$16,475	N/A	N/A	N/A	N/A	N/A	N/A
Judy Jansen	14	$114,847	12	$5,589	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Larry H. Lee	15	$149,269	7	$35,014	29	$17,965	N/A	N/A	N/A	N/A	1	$137
Robert Maloney	8	$125,732	6	$33,231	19	$13,881	N/A	N/A	N/A	N/A	N/A	N/A
Holly Morris	8	$125,732	6	$33,231	19	$13,881	N/A	N/A	N/A	N/A	N/A	N/A
Hamilton Reiner	16	$116,226	12	$5,589	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Joseph Wilson	10	$128,950	7	$42,412	263	$14,930	N/A	N/A	N/A	N/A	N/A	N/A
Raffaele Zingone	17	$99,303	19	$34,850	30	$33,697	N/A	N/A	N/A	N/A	7	3904
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Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Sands Capital Management, LLC
Benjamin H. Betcher, CFA*	2	$2,299	6	$1,105	166	$8,004	N/A	N/A	N/A	N/A	3	$546
Wesley A. Johnston, CFA	2	$2,409	7	$1,196	171	$8,669	N/A	N/A	N/A	N/A	4	$623
Thomas H. Trentman, CFA	2	$2,409	8	$1,197	178	$10,012	N/A	N/A	N/A	N/A	4	$730
*As of January 31, 2026.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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